Summary of Significant Accounting Policies: Goodwill (Policies)	12 Months Ended
Dec. 31, 2011
Financial Instruments:
Goodwill

(d)            Goodwill

Goodwill represents the excess of the consideration transferred plus the fair value of any non-controlling interests in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. For the acquisitions with the effective date before January 1, 2009, the excess of the fair value of net assets acquired over cost, known as negative goodwill, was allocated to the acquired non-current assets, except for the deferred taxes, if any, until they were reduced to zero. Since January 1, 2009, the excess of the fair value of net assets acquired over the fair value of the consideration transferred plus the fair value of any non-controlling interests is recognized as a gain in the consolidated statements of income and comprehensive  income (loss) on the acquisition date.

For investees accounted for under the equity method, the excess of cost to acquire a share in those companies over the Group’s share of fair value of their net assets as of the acquisition date is treated as goodwill embedded in the investment account. Goodwill arising from equity method investments is not amortized, but tested for impairment on annual basis.